Equity - Other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	$ (417,219)	$ (391,966)	$ (378,572)
Continuing operations
Other comprehensive income (loss) for the year	95,623	(25,253)	(13,394)
For the year ended December 31,	(321,596)	(417,219)	(391,966)
Currency Translation Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	(439,407)	(414,777)	(401,444)
Continuing operations
Other comprehensive income (loss) for the year	95,570	(24,630)	(13,333)
For the year ended December 31,	(343,837)	(439,407)	(414,777)
Remeasurement of defined benefit obligations (*)
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	92	198	330
Continuing operations
Other comprehensive income (loss) for the year	28	(106)	(132)
For the year ended December 31,	120	92	198
Share of other comprehensive income from associates
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	(41,267)	(40,726)	(40,761)
Continuing operations
Other comprehensive income (loss) for the year	55	(541)	35
For the year ended December 31,	(41,212)	(41,267)	(40,726)
Income Tax effect
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	(39)	(63)	(99)
Continuing operations
Other comprehensive income (loss) for the year	(30)	24	36
For the year ended December 31,	(69)	(39)	(63)
Transfer from shareholders equity - currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	63,402	63,402	63,402
Continuing operations
Other comprehensive income (loss) for the year	0	0
For the year ended December 31,	$ 63,402	$ 63,402	$ 63,402